FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
FINANCIAL INCOME (EXPENSES), NET

NOTE 10: FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2023	2022	2021
Financial expenses:
Bank charges and other	$443	$730	$566
Interest on credit facility and amortization of debt issuance fees	—	62	405
Exchange rate expense, net	—	—	742
Total financial expenses	443	792	1,713

Financial income:
Exchange rate income, net	361	4,687	—
Interest income on deposits	41,993	18,659	875
Total financial income	42,354	23,346	875
Financial income (expenses), net	$41,911	$22,554	$(838)